Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The Compensation Committee reviews and approves individual equity grants for the named executive officers and Directors, as well as the total number of shares underlying grants made to all employees. The annual equity grants typically are reviewed and approved at the Compensation Committee’s regular meeting during the third quarter of the fiscal year, although sign-on equity awards are generally approved by the Compensation Committee at the time a named executive officer commences employment with Bruker. The grant date for the annual equity grants is the date of the Compensation Committee meeting at which they are approved. Administration of equity awards is managed by the Company’s human resources department with specific instructions related to the timing of grants given by the Compensation Committee. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Similarly, we do not time the release of material, non-public information based on equity award grant dates, vesting events, or sale events.

During the fiscal year ended December 31, 2025, we did not award any options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false